OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	6 Months Ended
Apr. 30, 2022
OTHER CURRENT AND NON-CURRENT ASSETS
Schedule of other current and non-current assets

	April 30, 2022	October 31, 2021
Prepaid professional fees (1)	$177,637	$263,030
Prepaid directors and officers’ liability insurance premium	—	214,188
Recoverable VAT	47,703	67,105
Security deposit	48,423	66,748
Other	62,051	42,860
Total	$335,814	$653,931

Current portion	245,007	465,650
Non-current portion	90,807	188,281
Total	335,814	653,931
(1)	Prepaid professional fees mainly relate to cash paid in advance for consulting and advisory service. These amounts are recognized as expense over the related service periods.